Note 7 - Deferred Charges, Net - Schedule of Deferred Charges, Net (Details) $ in Thousands	6 Months Ended
Jun. 30, 2019 USD ($)
Balance, at beginning of the period	$ 26,250
Additions	6,280
Amortization	(4,471)
Write-off and other movements (Note 6)	(1,599)
Balance, at end of the period	$ 26,460